Revenue (Tables)	12 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table summarizes revenue by type:

	Year Ended June 30,
	2026		2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Commercial Sales of Goods	$57,883,819	90%	$55,580,809	91%	$53,343,177	92%
Sales under special access reimbursement programs	$6,431,535	10%	5,540,079	9%	4,568,666	8%
Total	$64,315,354	100%	$61,120,888	100%	$57,911,843	100%

The following table summarizes sales revenue by geographic region based on the legal entity recording the sale:

	Year Ended June 30,
	2026		2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Ireland	$36,035,893	56%	$29,773,425	49%	$29,758,799	51.4%
U.S.A.	27,726,349	43%	30,763,166	50%	27,633,700	47.7%
Rest of World	553,112	1%	584,297	1%	519,344	0.9%
Total	$64,315,354	100%	$61,120,888	100%	$57,911,843	100%

Schedule of Trade Receivables

The following table presents the opening and closing balances of trade receivables:

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	July 1, 2025	June 30, 2026	July 1, 2024	June 30, 2025
Trade receivables, net	$17,748,899	$16,192,724	$17,508,066	$17,748,899
Total trade receivables, net	$17,748,899	$16,192,724	$17,508,066	$17,748,899

Schedule of Contract Liabilities

	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	July 1, 2025	June 30, 2026	July 1, 2024	June 30, 2025
Deferred revenue	$170,094	$170,094	$—	$170,094
Total deferred revenue	$170,094	$170,094	$—	$170,094